SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares
Significant Accounting Policies [Line Items]
Outstanding options and RSU's excluded from the calculation of the diluted net loss per share | shares	11,470,910	11,267,917	14,913,523
Advertising expense	$ 87,567	$ 73,991	$ 40,994
Severance pay expenses	$ 4,038	$ 3,031	1,727
Severance pay rate	8.33%
Weighted average interest rates of short-term deposits	1.22%	0.58%
Restricted deposits, weighted average interest rate	0.36%	0.16%
Number of reporting units	1
Goodwill and Intangible Asset Impairment
Maximium plan contribution, percent of annual salary	100.00%
Maximum annual contribution to plan, per employee	$ 18
Employer matching contribution, percent of employee's contribution	4.00%
Defined contribution plan expenses	$ 121	$ 102	71
Income (expenses) related to hedging activity	2,085	3,294	(102)
Accumulated income (loss) on derivatives	2,702	(2,600)	33
Comprehensive loss:
Accumulated foreign currency translation differences	(383)	(383)	(296)
Accumulated income (loss) on derivatives	135	(2,567)	33
Total accumulated other comprehensive loss, net	(248)	(2,950)	$ (263)
Designated as Hedging Instrument [Member]
Significant Accounting Policies [Line Items]
Derivative notional amount	55,299
Accumulated income (loss) on derivatives	135
Not Designated as Hedging Instrument [Member]
Significant Accounting Policies [Line Items]
Foreign currency derivative assets, fair value	1,359	2,916
Foreign currency derivative liabilities, fair value	789	3,292
Foreign currency derivative fair value, net	570	$ (376)
Not Designated as Hedging Instrument [Member] | Foreign Exchange Forward [Member]
Significant Accounting Policies [Line Items]
Derivative notional amount	28,712
Certain employees over 50 years of age [Member]
Significant Accounting Policies [Line Items]
Maximum annual contribution to plan, per employee	$ 24
Maximum [Member]
Significant Accounting Policies [Line Items]
Useful life of intangible assets	9 years
Minimum [Member]
Significant Accounting Policies [Line Items]
Useful life of intangible assets	8 years